EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.05

Schedule 1. Clayton Conditions Summary Report

Client Name:
Client Project Name:	EFMT 2026-NQM6
Start - End Dates:	11/11/2025 - 01/29/2026
Deal Loan Count:	60

Conditions Report 2.0

Loans in Report:	60
Loans with Conditions:	32

17 - Total Active Conditions
17 - Non-Material Conditions
17 - Credit Review Scope
5 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Assets
5 - Category: Credit/Mtg History
2 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
42 - Total Satisfied Conditions

14 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI
3 - Category: Income/Employment
5 - Category: Legal Documents
3 - Category: Title
5 - Property Valuations Review Scope
5 - Category: Property
23 - Compliance Review Scope
6 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
1 - Category: Right of Rescission
15 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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